SCHEDULE 1 BALANCE SHEET [Parenthetical] (Details 1)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] CNY
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005	0.00005	0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	36,569,866	36,427,851	36,427,851	36,427,851
Ordinary shares, shares outstanding	36,569,866	36,427,851	36,569,866	36,569,866